LEASES (Leased and Subleased Facilities to Third Party Operators) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) renewal_term	Mar. 31, 2017
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 20,450
Operating lease, escalation percentage, initial term, percentage	0.03	0.03
LOC fixed interest rate (percent)		13.50%
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage	0.020
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage	0.030
Owned Facilities
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 10,286
Eaglewood ALF
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 720
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Eaglewood Care Center
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 720
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
H&C of Greenfield
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 360
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Southland Healthcare
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 900
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
The Pavilion Care Center
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 360
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Attalla Health Care
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 1,080
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Autumn Breeze
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 840
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
College Park
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 600
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Coosa Valley Health Care
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 900
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
Glenvue H&R
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 1,140
Operating lease, renewals | renewal_term	1
Operating lease, renewal term	5 years
NW Nursing Center
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 300
Operating lease, renewals | renewal_term	2
Operating lease, renewal term	5 years
Quail Creek
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 660
Operating lease, renewals | renewal_term	2
Operating lease, renewal term	5 years
Georgetown Health
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 288
Operating lease, renewals | renewal_term	2
Operating lease, renewal term	5 years
Mountain Trace Rehab
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 648
Operating lease, renewals | renewal_term	2
Operating lease, renewal term	5 years
Sumter Valley Nursing
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 770
Operating lease, renewals | renewal_term	2
Operating lease, renewal term	5 years
Leased Facilities
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 10,164
Covington Care
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 780
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Lumber City
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 840
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
LaGrange
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 960
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Thomasville N&R
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 324
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Jeffersonville
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 636
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Oceanside
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 432
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Savannah Beach
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 252
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Bonterra
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 1,020
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Parkview Manor/Legacy
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 1,020
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Powder Springs
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 2,100
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years
Tara
Operating Leased Assets [Line Items]
Annual rent, per agreement	$ 1,800
Operating lease, renewals | renewal_term	1,000
Operating lease, renewal term	5 years